Equity securities and other investments (Tables)	12 Months Ended
Mar. 31, 2025
Equity securities and other investments
Schedule of equity securities and other investments at cost and at fair value

	As of March 31, 2024
	Original cost	Cumulative net losses	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	92,456	(25,275)	67,181
Investments in privately held companies	110,863	(14,385)	96,478
Debt investments:
Debt securities and loan investments	20,723	(9,641)	11,082
Other treasury investments	106,150	—	106,150
	330,192	(49,301)	280,891

	As of March 31, 2025
	Original cost	Cumulative net (losses) gains	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	79,024	(1,394)	77,630
Investments in privately held companies	113,646	(17,479)	96,167
Debt investments:
Debt securities and loan investments	15,009	(6,224)	8,785
Other treasury investments	227,935	81	228,016
	435,614	(25,016)	410,598